CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2011	$ 6,000	$ 20,830	$ 0	$ 270,545		$ 12,818	$ 310,193
Balances (in Shares) at Dec. 31, 2011	6,000,000	20,829,678
Issuance of common stock for acquisition PVMI		4,000		(4,000)
Issuance of common stock for acquisition PVMI (in Shares)		4,000,000
Buyout of PVMI shareholders				(125,000)			(125,000)
Issuance of common stock, net of issuance costs		2,463		855,952			858,415
Issuance of common stock, net of issuance costs (in Shares)		2,463,366
Common stock subscribed		74		153,176	(153,250)
Common stock subscribed (in Shares)		74,100
Net loss						(344,487)	(344,487)
Balances at Dec. 31, 2012	6,000	27,367		1,150,673	(153,250)	(331,669)	699,121
Balances (in Shares) at Dec. 31, 2012	6,000,000	27,367,144
Issuance of common stock, net of issuance costs		2,115		4,484,426			4,486,541
Issuance of common stock, net of issuance costs (in Shares)		2,115,100					1,079,303
Cancellation of preferred stock	(3,000)			3,000
Cancellation of preferred stock (in Shares)	(3,000,000)
Common stock subscribed				(138,250)	138,250
Issuance of warrants for acquisition of Vaporfection				1,166,000			1,166,000
Issuance of common stock for accounts payable		44		119,509			119,553
Issuance of common stock for accounts payable (in Shares)		43,506
Net loss						(556,655)	(556,655)
Balances at Dec. 31, 2013	3,000	29,526	0	6,785,358	(15,000)	(888,324)	5,914,560
Balances (in Shares) at Dec. 31, 2013	3,000,000	29,525,750
Issuance of common stock, net of issuance costs		486		2,427,373			2,427,859
Issuance of common stock, net of issuance costs (in Shares)		485,830
Stock-based compensation		93		1,031,547			1,031,640
Stock-based compensation (in Shares)		93,751
Common stock subscribed					15,000		15,000
Net loss						(5,942,947)	(5,942,947)
Unrealized loss from marketable securities						(158,507)	(158,507)
Accumulated comprehensive loss						(6,101,454)	(6,101,454)
Treasury stock							(1,209,600)
Balances at Sep. 30, 2014	$ 3,000	$ 30,105	$ (1,209,600)	$ 10,244,278	$ 0	$ (6,989,778)	$ 2,078,005
Balances (in Shares) at Sep. 30, 2014	3,000,000	30,105,331	(60,000)